Notes to the consolidated statements of income (Tables)	6 Months Ended
Jun. 30, 2019
Notes to the consolidated statements of income
Disclosure of earnings per share [text block]
Reconciliation of Basic and Diluted Earnings per Share
in € THOUS, except share and per share data
	For the three months ended June 30,		For the six months ended June 30,

	2019	2018	2019	2018
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	253.780	993.981	524.529	1.272.536

Denominators:
Weighted average number of shares outstanding	303.456.178	306.355.571	305.048.922	306.404.051
Potentially dilutive shares	107.755	927.226	118.134	946.366

Basic earnings per share	0,84	3,24	1,72	4,15
Fully diluted earnings per share	0,84	3,23	1,72	4,14

Disclosure of Revenue
Revenue
in € THOUS
	For the three months endedJune 30,
	2019			2018
	Revenue from contracts with customers	Other revenue	Total	Revenue from contracts with customers	Other revenue	Total

Health care services
Dialysis services	3.120.267	-	3.120.267	2.806.544	-	2.806.544
Care Coordination	278.937	55.993	334.930	528.226	50.037	578.263
	3.399.204	55.993	3.455.197	3.334.770	50.037	3.384.807

Health care products
Dialysis products	839.369	33.097	872.466	782.304	27.696	810.000
Non-dialysis products	17.369	-	17.369	18.898	-	18.898
	856.738	33.097	889.835	801.202	27.696	828.898

Total	4.255.942	89.090	4.345.032	4.135.972	77.733	4.213.705

	For the six months endedJune 30,
	2019			2018
	Revenue from contracts with customers	Other revenue	Total	Revenue from contracts with customers	Other revenue	Total
Health care services
Dialysis services	6.077.648	-	6.077.648	5.454.837	-	5.454.837
Care Coordination	578.481	116.376	694.857	1.035.470	103.295	1.138.765
	6.656.129	116.376	6.772.505	6.490.307	103.295	6.593.602
Health care products
Dialysis products	1.602.254	66.887	1.669.141	1.512.260	45.432	1.557.692
Non-dialysis products	35.943	-	35.943	38.040	-	38.040
	1.638.197	66.887	1.705.084	1.550.300	45.432	1.595.732

Total	8.294.326	183.263	8.477.589	8.040.607	148.727	8.189.334

Treasury Shares [Table Text Block]
Treasury Stock

Period	Average price per share	Total number of shares purchased and retired as part of publicly announced plans or programs	Total value of shares (1)
	in €		in € THOUS
December 31, 2017	65,63	1.659.951	108.931
Purchase of Treasury Stock
May 2018	86,69	173.274	15.020
June 2018	86,14	257.726	22.201
Repurchased Treasury Stock	86,37	431.000	37.221

Retirement of repurchased Treasury Stock
December 2018	87,23	1.091.000	95.159
December 31, 2018	51,00	999.951	50.993

Purchase of Treasury Stock
March 2019	69,86	1.629.240	113.816
April 2019	72,83	1.993.974	145.214
May 2019	72,97	147.558	10.766
Repurchased Treasury Stock	71,55	3.770.772	269.796

Retirement of repurchased Treasury Stock
June 2019	71,55	3.770.772	269.796

Purchase of Treasury Stock
June 2019 (2)	67,11	504.672	33.870

Total	56,40	1.504.623	84.863

(1) The value of shares repurchased in 2018 and 2019 is inclusive of fees (net of taxes) paid in the amount of approximately €8 and €11, respectively, for services rendered.
(2) At June 30, 2019, the maximum number of shares that may be purchased pursuant to the buy-back program expiring on June 17, 2020 is 11,495,328.